Risk Management - Credit risk exposure by industries that might get affected by the spread of covid 19 (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Woori bank
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	₩ 10,568,232	₩ 20,233,059
Financial assets at FVTPL	5,298	152,580
Financial assets at FVTOCI	34,558	26,243
Off balance sheet item [Abstract]
Off balance accounts	3,215,674	14,132,314
Total	13,823,762	34,544,196
Woori bank | Service business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	6,393,453	8,659,994
Financial assets at FVTPL	2,515	48,717
Financial assets at FVTOCI	23,840	19,684
Off balance sheet item [Abstract]
Off balance accounts	1,333,939	2,364,221
Total	7,753,747	11,092,616
Woori bank | Accommodation business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,441,185	1,525,157
Financial assets at FVTPL	625	9,305
Financial assets at FVTOCI	23,840	5,471
Off balance sheet item [Abstract]
Off balance accounts	181,563	152,059
Total	1,647,213	1,691,992
Woori bank | Travel business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	53,302	59,858
Financial assets at FVTPL	0	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	12,455	21,350
Total	65,757	81,208
Woori bank | Cosmetics
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost		323,231
Financial assets at FVTPL		217
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts		54,518
Total		377,966
Woori bank | Distribution business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,564,743	2,478,352
Financial assets at FVTPL	495	15,517
Financial assets at FVTOCI	0	5,461
Off balance sheet item [Abstract]
Off balance accounts	536,742	1,380,461
Total	2,101,980	3,879,791
Woori bank | General retail business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	754,850	1,070,789
Financial assets at FVTPL	274	11,944
Financial assets at FVTOCI	0	5,461
Off balance sheet item [Abstract]
Off balance accounts	299,064	897,101
Total	1,054,188	1,985,295
Woori bank | General wholesale business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	809,893	1,407,563
Financial assets at FVTPL	221	3,573
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	237,678	483,360
Total	1,047,792	1,894,496
Woori bank | Art/sports, leisure service
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	600,746	1,467,643
Financial assets at FVTPL	503	17,739
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	63,660	114,388
Total	664,909	1,599,770
Woori bank | Food business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,279,128	1,078,832
Financial assets at FVTPL	216	2,515
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	179,799	135,680
Total	1,459,143	1,217,027
Woori bank | Transportation business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	404,120	395,873
Financial assets at FVTPL	77	461
Financial assets at FVTOCI	0	8,752
Off balance sheet item [Abstract]
Off balance accounts	167,883	193,578
Total	572,080	598,664
Woori bank | Education business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost		367,701
Financial assets at FVTPL		489
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts		48,064
Total		416,254
Woori bank | Others
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,050,229	1,286,578
Financial assets at FVTPL	599	2,691
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	191,837	318,641
Total	1,242,665	1,607,910
Woori bank | Manufacturing
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	4,174,779	11,573,065
Financial assets at FVTPL	2,783	103,863
Financial assets at FVTOCI	10,718	6,559
Off balance sheet item [Abstract]
Off balance accounts	1,881,735	11,768,093
Total	6,070,015	23,451,580
Woori bank | Textile
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	2,626,493	2,281,344
Financial assets at FVTPL	724	6,608
Financial assets at FVTOCI	10,718	6,559
Off balance sheet item [Abstract]
Off balance accounts	1,012,989	1,064,005
Total	3,650,924	3,358,516
Woori bank | Metal
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	199,877	1,390,290
Financial assets at FVTPL	10	47,903
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	9,704	1,581,887
Total	209,591	3,020,080
Woori bank | Non-metal
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	148,471	698,478
Financial assets at FVTPL	24	8,357
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	48,171	377,506
Total	196,666	1,084,341
Woori bank | Chemical
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	904,563	1,819,207
Financial assets at FVTPL	1,994	19,161
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	689,895	3,233,405
Total	1,596,452	5,071,773
Woori bank | Transportation
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost		3,268,095
Financial assets at FVTPL		2,060
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts		2,183,616
Total		5,453,771
Woori bank | Electronics
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	103,510	1,424,297
Financial assets at FVTPL	31	19,280
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	33,389	1,789,605
Total	136,930	3,233,182
Woori bank | Others
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	191,865	368,123
Financial assets at FVTPL	0	277
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	87,587	1,483,551
Total	279,452	1,851,951
Woori Card Co., Ltd.
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	56,030	57,365
Financial assets at FVTPL	0	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	252,065	315,264
Total	308,095	372,629
Woori Card Co., Ltd. | Accommodation business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	2,341	4,959
Financial assets at FVTPL	0	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	11,472	12,315
Total	13,813	17,274
Woori Card Co., Ltd. | Travel business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	3,334	2,175
Financial assets at FVTPL	0	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	20,056	25,367
Total	23,390	27,542
Woori Card Co., Ltd. | Aviation
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	983	479
Financial assets at FVTPL	0	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	4,025	4,179
Total	5,008	4,658
Woori Card Co., Ltd. | Cosmetics
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	3,187	2,462
Financial assets at FVTPL	0	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	10,692	13,376
Total	13,879	15,838
Woori Card Co., Ltd. | Distribution business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	7,582	8,050
Financial assets at FVTPL	0	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	38,741	44,354
Total	46,323	52,404
Woori Card Co., Ltd. | Art/sports, leisure service
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	8,336	6,156
Financial assets at FVTPL	0	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	44,286	51,962
Total	52,622	58,118
Woori Card Co., Ltd. | Food business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	30,267	33,084
Financial assets at FVTPL	0	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	122,793	163,711
Total	153,060	196,795
Woori Financial Capital Co., Ltd.
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	7,843,035	6,819,728
Financial assets at FVTPL	28,222	252,442
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts	966,578	375,812
Total	8,837,835	7,447,982
Woori Financial Capital Co., Ltd. | Service business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,235,564	491,801
Financial assets at FVTPL		27,364
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts	140,549	38,681
Total	1,376,113	557,846
Woori Financial Capital Co., Ltd. | Accommodation business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	7,338	6,292
Financial assets at FVTPL		0
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	7,338	6,292
Woori Financial Capital Co., Ltd. | Travel business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	57	1,293
Financial assets at FVTPL		0
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	57	1,293
Woori Financial Capital Co., Ltd. | Cosmetics
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	685
Off balance sheet item [Abstract]
Off balance accounts	0
Total	685
Woori Financial Capital Co., Ltd. | Distribution business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	370,673	66,565
Financial assets at FVTPL		0
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	370,673	66,565
Woori Financial Capital Co., Ltd. | General retail business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	77,841	8,978
Financial assets at FVTPL		0
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	77,841	8,978
Woori Financial Capital Co., Ltd. | General wholesale business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	292,832	57,587
Financial assets at FVTPL		0
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	292,832	57,587
Woori Financial Capital Co., Ltd. | Art/sports, leisure service
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	8,544	615
Financial assets at FVTPL		0
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	8,544	615
Woori Financial Capital Co., Ltd. | Food business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	125,075	21,774
Financial assets at FVTPL		0
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	125,075	21,774
Woori Financial Capital Co., Ltd. | Transportation business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	598,972	28,270
Financial assets at FVTPL		0
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	598,972	28,270
Woori Financial Capital Co., Ltd. | Education business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	22,118	1,132
Financial assets at FVTPL		0
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	22,118	1,132
Woori Financial Capital Co., Ltd. | Others
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	102,787	365,860
Financial assets at FVTPL		27,364
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts	140,549	38,681
Total	243,336	431,905
Woori Financial Capital Co., Ltd. | Manufacturing
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	118,077	125,173
Financial assets at FVTPL		0
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts	13,432	3,365
Total	131,509	128,538
Woori Financial Capital Co., Ltd. | Textile
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	727	29,415
Financial assets at FVTPL		0
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	727	29,415
Woori Financial Capital Co., Ltd. | Metal
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	2,824	17,963
Financial assets at FVTPL		0
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts	0	3,365
Total	2,824	21,328
Woori Financial Capital Co., Ltd. | Non-metal
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	698	4,780
Financial assets at FVTPL		0
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	698	4,780
Woori Financial Capital Co., Ltd. | Chemical
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	172	2,501
Financial assets at FVTPL		0
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	172	2,501
Woori Financial Capital Co., Ltd. | Transportation
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	438	52,514
Financial assets at FVTPL		0
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	438	52,514
Woori Financial Capital Co., Ltd. | Electronics
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	3,993	12,665
Financial assets at FVTPL		0
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	3,993	12,665
Woori Financial Capital Co., Ltd. | Others
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	108,540	5,335
Financial assets at FVTPL		0
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts	13,432	0
Total	121,972	5,335
Woori Financial Capital Co., Ltd. | COVID-19 vulnerable business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	1,353,641	616,974
Financial assets at FVTPL		27,364
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts	153,981	42,046
Total COVID-19 vulnerable business	1,507,622	686,384
Woori Financial Capital Co., Ltd. | Other business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	6,489,394	6,202,754
Financial assets at FVTPL	28,222	225,078
Financial assets at FVTOCI		0
Off balance sheet item [Abstract]
Off balance accounts	812,597	333,766
Total other business	7,330,213	6,761,598
Woori Investment Bank Co., Ltd.
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	101,799	88,616
Financial assets at FVTPL	0	20,000
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	101,799	108,616
Woori Investment Bank Co., Ltd. | Accommodation business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	57,142	44,900
Financial assets at FVTPL	0	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	57,142	44,900
Woori Investment Bank Co., Ltd. | Distribution business
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	12,885	15,716
Financial assets at FVTPL	0	20,000
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	12,885	35,716
Woori Investment Bank Co., Ltd. | Art/sports, leisure service
Categories of financial assets [Abstract]
Loans and other financial assets at amortized cost	31,772	28,000
Financial assets at FVTPL	0	0
Financial assets at FVTOCI	0	0
Off balance sheet item [Abstract]
Off balance accounts	0	0
Total	₩ 31,772	₩ 28,000